Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of inventory
Raw materials	$ 620	$ 753	$ 646
Finished goods	902	718	646
Inventory, net	1,522	1,471	1,292
Reserve for excess inventory	$ 43	$ 43	$ 97